UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

 (Zip code)

Bashar Qasem

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Name and address of agent for service)

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Azzad Ethical Fund

ABIOMED INC.

Ticker Symbol:ABMD	Cusip Number:003654100
Record Date: 7/11/2012	Meeting Date: 8/8/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	For All Nominees1) LOUIS E. LATAIF2) HENRI A. TERMEER	For	Issuer	For	With
2	APPROVAL ON AN ADVISORY BASIS, THECOMPENSATION OF THE NAMED EXECUTIVEOFFICERS	For	Issuer	For	With
3	APPROVAL OF AMENDMENT TO 2008 STOCKINCENTIVE PLAN	For	Issuer	For	With
4	APPROVAL OF AMENDMENT TO 1988EMPLOYEE STOCK PURCHASE PLAN	For	Issuer	For	With
5	RATIFICATION OF APPOINTMENT OFINDEPENDENT REGISTERED PUBLICACCOUNTING FIRM	For	Issuer	For	With

AMERISOURCEBERGEN CORPORATION

Ticker Symbol:ABC	Cusip Number:03073E-105
Record Date: 1/2/2013	Meeting Date: 2/28/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1	ELECTION OF DIRECTOR: STEVEN H. COLLIS	For	Issuer	For	With
1.2	ELECTION OF DIRECTOR: DOUGLAS R. CONANT	For	Issuer	For	With
1.3	ELECTION OF DIRECTOR: RICHARD W. GOCHNAUER	For	Issuer	For	With
1.4	ELECTION OF DIRECTOR: RICHARD C. GOZON	For	Issuer	For	With
1.5	ELECTION OF DIRECTOR: EDWARD E. HAGENLOCKER	For	Issuer	For	With
1.6	ELECTION OF DIRECTOR: KATHLEEN W. HYLE	For	Issuer	For	With
1.7	ELECTION OF DIRECTOR: MICHAEL J. LONG	For	Issuer	For	With
1.8	ELECTION OF DIRECTOR: HENRY W. MCGEE	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	For	Issuer	For	With

APPLE

Ticker Symbol:APPL	Cusip Number:037833-100
Record Date: 1/2/2013	Meeting Date: 2/27/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) WILLIAM CAMPBELL 2) TIMOTHY COOK 3) MILLARD DREXLER 4) AL GORE 5) ROBERT IGER 6) ANDREA JUNG 7) ARTHUR LEVINSON 8) RONALD SUGAR	For	Issuer	For	With
2	AMENDMENT OF APPLE'S RESTATED ARTICLES OF INCORPORATION TO (I) ELIMINATE CERTAIN LANGUAGE RELATING TO TERM OF OFFICE OF DIRECTORS IN ORDER TO FACILITATE THE ADOPTION OF MAJORITY VOTING FOR ELECTION OF DIRECTORS, (II) ELIMINATE "BLANK CHECK" PREFERRED STOCK, (III) ESTABLISH A PAR VALUE FOR COMPANY'S COMMON STOCK OF $0.00001 PER SHARE AND (IV) MAKE OTHER CHANGES.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.	For	Issuer	For	With
4	A NON-BINDING ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.	For	Issuer	For	With
5	A SHAREHOLDER PROPOSAL ENTITLED "EXECUTIVES TO RETAIN SIGNIFICANT STOCK."	Against	Issuer	Against	With
6	A SHAREHOLDER PROPOSAL ENTITLED "BOARD COMMITTEE ON HUMAN RIGHTS."	For	Issuer	Against	Against

AUTOZONE INC

Ticker Symbol:AZO	Cusip Number:053332-102
Record Date: 10/25/2012	Meeting Date: 12/12/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1	ELECTION OF DIRECTOR: SUE E. GOVE	For	Issuer	For	With
1.2	ELECTION OF DIRECTOR: EARL G. GRAVES,JR.	For	Issuer	For	With
1.3	ELECTION OF DIRECTOR: ENDERSONGUIMARAES	For	Issuer	For	With
1.4	ELECTION OF DIRECTOR: J.R. HYDE, III	For	Issuer	For	With
1.5	ELECTION OF DIRECTOR: W. ANDREWMCKENNA	For	Issuer	For	With
1.6	ELECTION OF DIRECTOR: GEORGE R.MRKONIC, JR.	For	Issuer	For	With
1.7	ELECTION OF DIRECTOR: LUIS P. NIETO	For	Issuer	For	With
1.8	ELECTION OF DIRECTOR: WILLIAM C.RHODES, III	For	Issuer	For	With
2	RATIFICATION OF ERNST & YOUNG LLP ASINDEPENDENT REGISTERED PUBLICACCOUNTING FIRM FOR THE 2013 FISCALYEAR.	For	Issuer	For	With
3	APPROVAL OF ADVISORY PROPOSAL ONEXECUTIVE COMPENSATION.	For	Issuer	For	With

AVAGO TECHNOLOGIES LIMITED

Ticker Symbol:AVGO	Cusip Number: Y0486S-104
Record Date: 2/11/2013	Meeting Date: 4/10/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: MR. HOCK E. TAN	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: MR. JOHN T. DICKSON	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: MR. JAMES V. DILLER	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: MR. KENNETH Y. HAO	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: MR. JOHN MIN-CHIH HSUAN	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: MS. JUSTINE LIEN	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: MR. DONALD MACLEOD	For	Issuer	For	With
2	TO APPROVE THE RE-APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AVAGO'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND INDEPENDENT SINGAPORE AUDITOR FOR THE FISCAL YEAR ENDING NOVEMBER 3, 2013 AND TO AUTHORIZE TO FIX ITS REMUNERATION.	For	Issuer	For	With
3	TO APPROVE THE GENERAL AUTHORIZATION FOR THE DIRECTORS OF AVAGO TO ALLOT AND ISSUE ORDINARY SHARES, AS SET FORTH IN AVAGO'S NOTICE OF, AND PROXY STATEMENT RELATING TO, ITS 2013 ANNUAL GENERAL MEETING.	For	Issuer	For	With
4	TO APPROVE THE 2013 SHARE PURCHASE MANDATE AUTHORIZING THE PURCHASE OR ACQUISITION BY AVAGO OF ITS OWN ISSUED ORDINARY SHARES, AS SET FORTH IN AVAGO'S NOTICE OF, AND PROXY STATEMENT RELATING TO, ITS 2013 ANNUAL GENERAL MEETING.	For	Issuer	For	With

COACH INC

Ticker Symbol:COH	Cusip Number:189754104
Record Date: 10/4/2012	Meeting Date: 11/7/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	For All Nominees1) LEW FRANKFORT2) SUSAN KROPF3) GARY LOVEMAN4) IVAN MENEZES5) IRENE MILLER6) MICHAEL MURPHY7) STEPHANIE TILENIUS8) JIDE ZEITLIN	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF DELOITTE& TOUCHE LLP AS THE COMPANY'SINDEPENDENT REGISTERED PUBLICACCOUNTING FIRM FOR FISCAL YEAR 2013	For	Issuer	For	With
3	TO APPROVE, ON A NON-BINDINGADVISORY BASIS, THE COMPANY'SEXECUTIVE COMPENSATION	For	Issuer	For	With

F5 NETWORKS, INC.

Ticker Symbol:FFIV	Cusip Number:315616-102
Record Date: 1/7/2013	Meeting Date: 3/13/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF CLASS I DIRECTOR: MICHAEL DREYER	For	Issuer	For	With
1B	ELECTION OF CLASS I DIRECTOR: SANDRA BERGERON	For	Issuer	For	With
1C	ELECTION OF CLASS II DIRECTOR: DEBORAH L. BEVIER	For	Issuer	For	With
1D	ELECTION OF CLASS II DIRECTOR: ALAN J. HIGGINSON	For	Issuer	For	With
1E	ELECTION OF CLASS II DIRECTOR: JOHN MCADAM	For	Issuer	For	With
1F	ELECTION OF CLASS III DIRECTOR: STEPHEN SMITH	For	Issuer	For	With
2	RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2013.	For	Issuer	For	With
3	ADVISORY VOTE ON COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
4	ADOPT AND APPROVE AN AMENDMENT TO OUR SECOND AMENDED AND RESTATED ARTICLES OF INCORPORATION TO DECLASSIFY OUR BOARD OF DIRECTORS AND PROVIDE FOR AN ANNUAL ELECTION OF DIRECTORS.	For	Issuer	For	With

JABIL CIRCUIT

Ticker Symbol:JBL	Cusip Number:466313-103
Record Date: 11/26/2012	Meeting Date: 1/24/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve the election of the following directors: 1)MARTHA F. BROOKS 2)MEL S. LAVITT 3)TIMOTHY L. MAIN 4)MARK T. MONDELLO 5)LAWRENCE J. MURPHY 6)FRANK A. NEWMAN 7)STEVEN A. RAYMUND 8)THOMAS A. SANSONE 9)DAVID M. STOUT	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS JABIL'S INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING AUGUST 31, 2013.	For	Issuer	For	With
3	TO APPROVE (ON AN ADVISORY BASIS) JABIL'S EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	TO APPROVE AN AMENDMENT TO INCREASE THE SIZE OF THE JABIL CIRCUIT, INC. 2011 STOCK AWARD AND INCENTIVE PLAN BY 9,500,000 SHARES.	For	Issuer	For	With
5	TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE ANNUAL MEETING, INCLUDING ANY ADJOURNMENT THEREOF.	For	Issuer	For	With

JACOBS ENGINEERING GROUP, INC.

Ticker Symbol:JEC	Cusip Number:469814-107
Record Date: 12/3/2012	Meeting Date: 1/24/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of director: Robert C. Davidson, Jr.	For	Issuer	For	With
1B	Election of director: Ralph E. Eberhart.	For	Issuer	For	With
1C	Election of director: Edward V. Fritzky.	For	Issuer	For	With
1D	Election of director: Christopher M.T. Thompson	For	Issuer	For	With
2	Approve the amendment to and restatement of the 1999 stock incentive plan.	For	Issuer	For	With
3	Ratify the appointment of Ernst & Young as independent registered public accounting firm for the company.	For	Issuer	For	With
4	Approve, by a non-binding vote, the company's executive compensation	For	Issuer	For	With
5	Shareholder proposal to declassify the board of directors.	For	Stockholder	Against	Against

LAM RESEARCH CORP

Ticker Symbol:LRCX	Cusip Number:512807108
Record Date: 9/26/2012	Meeting Date: 11/1/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	For All Nominees1) MARTIN B. ANSTICE2) ERIC K. BRANDT3) MICHAEL R. CANNON4) YOUSSEF A. EL-MANSY5) CHRISTINE A. HECKART6) GRANT M. INMAN7) CATHERINE P. LEGO8) STEPHEN G. NEWBERRY9) KRISHNA C. SARASWAT10) WILLIAM R. SPIVEY11) ABHIJIT Y. TALWALKAR	For	Issuer	For	With
2	ADVISORY VOTE ON FISCAL YEAR 2012EXECUTIVE COMPENSATION ("SAY ONPAY").	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OFINDEPENDENT REGISTERED PUBLICACCOUNTING FIRM FOR FISCAL YEAR 2013.	For	Issuer	For	With

MICROS SYSTEMS, INC

Ticker Symbol:MCRS	Cusip Number:594901100
Record Date: 10/5/2012	Meeting Date: 11/16/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	For All Nominees1) LOUIS M. BROWN, JR.2) B. GARY DANDO3) A.L. GIANNOPOULOS4) F. SUZANNE JENNICHES5) JOHN G. PUENTE6) DWIGHT S. TAYLOR	For	Issuer	For	With
2	PROPOSAL TO RATIFY THE APPOINTMENTOF PRICEWATERHOUSECOOPERS LLP ASTHE INDEPENDENT REGISTERED PUBLICACCOUNTING FIRM OF THE COMPANY FORTHE 2013 FISCAL YEAR	For	Issuer	For	With
3	PROPOSAL TO AMEND THE COMPANY'S1991 STOCK OPTION PLAN TO AUTHORIZETHE ISSUANCE OF AN ADDITIONAL 1,200,000SHARES OF COMMON STOCK UNDER THEPLAN	For	Issuer	For	With
4	ADVISORY VOTE ON COMPENSATION OFCOMPANY'S NAMED EXECUTIVE OFFICERS	For	Issuer	For	With

NUANCE COMMUNICATIONS, INC.

Ticker Symbol:NUAN	Cusip Number:67020Y-100
Record Date: 12/4/2012	Meeting Date: 1/25/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Paul A. Ricci	For	Issuer	For	With
1B	Election of Director: Robert G. Teresi	For	Issuer	For	With
1C	Election of Director: Robert J. Frankenberg	For	Issuer	For	With
1D	Election of Director: Katharine A. Martin	For	Issuer	For	With
1E	Election of Director: Patrick T. Hackett	For	Issuer	For	With
1F	Election of Director: William H. Janeway	For	Issuer	For	With
1G	Election of Director: Mark B. Myers	For	Issuer	For	With
1H	Election of Director: Philip J. Quigley	For	Issuer	For	With
1I	Election of Director: Mark R. Laret	For	Issuer	For	With
2	Approve an amendment to the amended and restated 2000 stock plan.	For	Issuer	For	With
3	Approve non-binding advisory resolution regarding executive compensation.	For	Issuer	For	With
4	Ratify the appointment of BDO USA, LLP as the company's independent registered public accounting firm for the fiscal year ending September 30, 2013.	For	Issuer	For	With

PERRRIGO COMPANY

Ticker Symbol:PRGO	Cusip Number:714290103
Record Date: 10/10/2012	Meeting Date: 11/6/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	For All Nominees1) GARY M. COHEN2) DAVID T. GIBBONS3) RAN GOTTFRIED4) ELLEN R. HOFFING	For	Issuer	For	With
2	AN ADVISORY VOTE TO APPROVE THECOMPENSATION OF THE COMPANY'SNAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
3	RATIFICATION OF APPOINTMENT OF ERNST& YOUNG LLP AS OUR INDEPENDENTREGISTERED PUBLIC ACCOUNTING FIRMFOR FISCAL YEAR 2013.	For	Issuer	For	With

RALPH LAUREN CORP

Ticker Symbol:RL	Cusip Number:751212101
Record Date: 7/11/2012	Meeting Date: 8/9/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	For All Nominees1) FRANK A. BENNACK, JR.2) JOEL L. FLEISHMAN3) STEVEN P. MURPHY	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF ERNST& YOUNG LLP AS OUR INDEPENDENTREGISTERED PUBLIC ACCOUNTING FIRMFOR THE FISCAL YEAR ENDING MARCH 30,2013.	For	Issuer	For	With
3	APPROVAL, ON AN ADVISORY BASIS, OFTHE COMPENSATION OF OUR NAMEDEXECUTIVE OFFICERS AND OURCOMPENSATION PHILOSOPHY, POLICIESAND PRACTICES AS DESCRIBED IN THEACCOMPANYING PROXY STATEMENT.	For	Issuer	For	With
4	APPROVAL OF OUR AMENDED ANDRESTATED EXECUTIVE OFFICER ANNUALINCENTIVE PLAN.	For	Issuer	For	With

RBC BEARINGS INC

Ticker Symbol:ROLL	Cusip Number:75524B104
Record Date: 8/1/2012	Meeting Date: 9/14/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	For All Nominees1) MITCHELL I. QUAIN*2) ALAN B. LEVINE#3) RICHARD R. CROWELL#	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF ERNST &YOUNG LLP AS THE COMPANY'SINDEPENDENT REGISTERED PUBLICACCOUNTING FIRM FOR THE FISCAL YEAR2013.	For	Issuer	For	With
3	TO APPROVE THE COMPENSATION OF OURNAMED EXECUTIVE OFFICERS.	For	Issuer	For	With

RED HAT, INC.

Ticker Symbol:RHT	Cusip Number:756577102
Record Date: 7/11/2012	Meeting Date: 8/9/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1	ELECTION OF DIRECTOR: MARYE ANNE FOX	For	Issuer	For	With
1.2	ELECTION OF DIRECTOR: DONALD H.LIVINGSTONE	For	Issuer	For	With
2	TO RATIFY THE SELECTION OFPRICEWATERHOUSECOOPERS LLP AS REDHAT'S INDEPENDENT REGISTERED PUBLICACCOUNTING FIRM FOR THE FISCAL YEARENDING FEBRUARY 28, 2013.	For	Issuer	For	With
3	TO APPROVE, ON AN ADVISORY BASIS, ARESOLUTION RELATING TO RED HAT'SEXECUTIVE COMPENSATION.	For	Issuer	For	With
4	TO APPROVE AN AMENDMENT ANDRESTATEMENT OF RED HAT'S 2004LONG-TERM INCENTIVE PLAN.	For	Issuer	For	With
5	TO APPROVE A STOCKHOLDER PROPOSALDESCRIBED IN THE PROXY STATEMENT, IFPROPERLY PRESENTED AT THE ANNUALMEETING.	Against	Issuer	Against	With

TECHNE CORP

Ticker Symbol:TECH	Cusip Number:878377100
Record Date: 9/24/2012	Meeting Date: 10/25/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	For All Nominees1) THOMAS E. OLAND2) ROGER C. LUCAS PHD3) HOWARD V. O'CONNELL4) RANDOLPH C STEER MD PHD5) ROBERT V. BAUMGARTNER6) CHARLES A. DINARELLO MD7) KAREN A. HOLBROOK, PHD8) JOHN L. HIGGINS9) ROELAND NUSSE PHD	For	Issuer	For	With
2	TO SET THE NUMBER OF DIRECTORS ATNINE.	For	Issuer	For	With
3	AN ADVISORY NON-BINDING VOTE ONNAMED EXECUTIVE OFFICERCOMPENSATION.	For	Issuer	For	With
4	AMEND TECHNE CORPORATION'S ARTICLESOF INCORPORATION TO IMPLEMENT AMAJORITY VOTING STANDARD FORUNCONTESTED DIRECTOR ELECTIONS.	For	Issuer	For	With
5	RATIFY THE APPOINTMENT OF KPMG LLP ASREGISTERED PUBLIC ACCOUNTING FIRMFOR THE FISCAL YEAR ENDING JUNE 30,2013.	For	Issuer	For	With

VARIAN MEDICAL SYSTEMS, INC.

Ticker Symbol:VAR	Cusip Number:92220P-105
Record Date: 12/18/2012	Meeting Date: 2/14/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Vote for directors: 1) R. Andrew Eckert, 2) Mark Laret, 3) Erich Reinhardt	For	Issuer	For	With
2	Approve the compensation of the Varian Medical Systems named executive officers as described in the proxy statement.	For	Issuer	For	With
3	Ratify the appointment of Pricewaterhousecoopers llp as Varian Medical System's independent registered public accounting firm for fiscal year 2013.	For	Issuer	For	With
4	Vote on, if properly presented at the annual meeting, a stockholder proposal recommending that the board of directors take action to declassify the board.	For	Issuer	Against	Against

* Management Recommended Vote
Azzad Wise Capital Fund

AIR PRODUCTS AND CHEMICALS, INC.

Ticker Symbol:APD	Cusip Number:009158-106
Record Date: 11/30/2012	Meeting Date: 1/24/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: WILLIAM L. DAVIS III	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: W. DOUGLAS FORD	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: EVERT HENKES	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: MARGARET G. MCGLYNN	For	Issuer	For	With
2	APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS. RATIFICATION OF APPOINTMENT OF KPMG LLP, AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR FISCAL YEAR 2013.	For	Issuer	For	With
3	ADVISORY VOTE ON EXECUTIVE OFFICER COMPENSATION. TO APPROVE THE COMPENSATION OF NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
4	APPROVAL OF AMENDMENT TO THE LONG-TERM INCENTIVE PLAN. TO APPROVE THE LONG-TERM INCENTIVE PLAN, INCLUDING TO INCREASE THE NUMBER OF SHARES AUTHORIZED FOR USE UNDER THE PLAN. THE BOARD OF DIRECTORS RECOMMENDS YOU VOTE "AGAINST" THE FOLLOWING PROPOSAL	For	Issuer	For	With
5	SHAREHOLDER PROPOSAL TO REPEAL CLASSIFIED BOARD.	Against	Stockholder	Against	With

BECTON, DICKINSON AND COMPANY

Ticker Symbol:BDX	Cusip Number:075887-109
Record Date: 12/7/2012	Meeting Date: 1/29/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Basil L. Anderson	For	Issuer	For	With
1B	Election of Director: Henry P. Becton	For	Issuer	For	With
1C	Election of Director: Catherine M. Burzik	For	Issuer	For	With
1D	Election of Director: Edward F. Degraan	For	Issuer	For	With
1E	Election of Director: Vincent A. Forlenza	For	Issuer	For	With
1F	Electioin of Director: Claire M. Fraser	For	Issuer	For	With
1G	Election of Director: Christopher Jones	For	Issuer	For	With
1H	Election of Director: Marshall O. Larsen	For	Issuer	For	With
1I	Election of Director: Adel Mahmoud	For	Issuer	For	With
1J	Election of Director: Gary Mecklenburg	For	Issuer	For	With
1K	Election of Director: James F. Orr	For	Issuer	For	With
1M	Election of Director: Rebecca W. Rimel	For	Issuer	For	With
1N	Election of Director: Bertram Scott	For	Issuer	For	With
1O	Election of Director: Alfred Sommer	For	Issuer	For	With
2	Ratification of Selection of independent registered public accounting firm.	For	Issuer	For	With
3	Advisory vote to approve named executive officer compensation.	For	Issuer	For	With
4	Amendment to the company's restated certificate of incorporation.	For	Issuer	For	With
5	Amendments to the 2004 employee and director equity based compensation plan.	For	Issuer	For	With
IL	Election of Director: Willard Overlock	For	Issuer	For	With

CINTAS CORPORATION

Ticker Symbol:CTAS	Cusip Number: 172908105
Record Date: 9/13/2012	Meeting Date: 10/16/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: GERALD S.ADOLPH	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: JOHN F. BARRETT	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: MELANIE W.BARSTAD	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: RICHARD T.FARMER	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: SCOTT D. FARMER	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: JAMES J.JOHNSON	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: ROBERT J.KOHLHEPP	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: JOSEPHSCAMINACE	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: RONALD W.TYSOE	For	Issuer	For	With
2	ADVISORY RESOLUTION TO APPROVENAMED EXECUTIVE OFFICERCOMPENSATION.	For	Issuer	For	With
3	RATIFICATION OF ERNST & YOUNG LLP ASOUR INDEPENDENT REGISTERED PUBLICACCOUNTING FIRM FOR FISCAL YEAR 2013.	For	Issuer	For	With

EMERSON ELECTRIC CO.

Ticker Symbol:EMR	Cusip Number:291011-104
Record Date: 11/27/2012	Meeting Date: 2/5/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect as directors the five directors named in the proxy statement: DIRECTOR 1)C.A.H. BOERSIG* 2)J.B. BOLTEN* 3)M.S. LEVATICH* 4)R.L. STEPHENSON* 5)A.A. BUSCH III#	For	Issuer	For	With
2	To hold an advisory vote to approve the company's executive compensation.	For	Issuer	For	With
3	RATIFICATION OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
4	APPROVAL OF AN AMENDMENT TO THE RESTATED ARTICLES OF INCORPORATION TO DECLASSIFY THE BOARD OF DIRECTORS.	For	Issuer	For	With
5	APPROVAL OF THE STOCKHOLDER PROPOSAL REQUESTING THE ISSUANCE OF A SUSTAINABILITY REPORT AS DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	Against	Against

FAMILY DOLLAR STORES, INC.

Ticker Symbol:FDO	Cusip Number:307000-109
Record Date: 11/23/2012	Meeting Date: 1/17/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To elect as directors the following eleven nominees: MARK R. BERNSTEIN PAMELA L. DAVIES SHARON ALLRED DECKER EDWARD C. DOLBY GLENN A. EISENBERG EDWARD P. GARDEN HOWARD R. LEVINE GEORGE R. MAHONEY, JR. JAMES G. MARTIN HARVEY MORGAN DALE C. POND	For	Issuer	For	With
2	APPROVAL, ON AN ADVISORY BASIS, OF THE COMPANY'S EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	APPROVAL OF THE FAMILY DOLLAR STORES, INC. EMPLOYEE STOCK PURCHASE PLAN.	For	Issuer	For	With
4	RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS.	For	Issuer	For	With
5	PROPOSAL TO URGE THE BOARD OF DIRECTORS TO AMEND THE COMPANY'S BUSINESS PARTNER CODE OF CONDUCT. Proposed by the AFL-CIO Reserve Fund and seeks to have the company adopt and enforce the International Labor Organization's (ILO) Declaration of Fundamental Principles and Rights at Work and applicable ILO conventions.	For	Issuer	Against	Against

THE PROCTOR & GAMBLE COMPANY

Ticker Symbol:PG	Cusip Number:742718109
Record Date: 8/28/2012	Meeting Date: 10/9/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: ANGELA F. BRALY	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: KENNETH I.CHENAULT	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: SCOTT D. COOK	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: SUSAN DESMOND-HELLMANN	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: ROBERT A.MCDONALD	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: W. JAMESMCNERNEY, JR.	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: JOHNATHAN A.RODGERS	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: MARGARET C.WHITMAN	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: MARY AGNESWILDEROTTER	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: PATRICIA A.WOERTZ	For	Issuer	For	With
1K	ELECTION OF DIRECTOR: ERNESTO ZEDILLO	For	Issuer	For	With
2	RATIFY APPOINTMENT OF THEINDEPENDENT REGISTERED PUBLICACCOUNTING FIRM	For	Issuer	For	With
3	ADVISORY VOTE ON EXECUTIVECOMPENSATION (THE SAY ON PAY VOTE)	For	Issuer	For	With
4	SHAREHOLDER PROPOSAL #1 - SAY ONPOLITICAL CONTRIBUTION (PAGE 67 OFPROXY STATEMENT)	Against	Issuer	Against	With
5	SHAREHOLDER PROPOSAL #2 - PRODUCERRESPONSIBILITY FOR PACKAGING (PAGE 70OF PROXY STATEMENT)	Against	Issuer	Against	With
6	SHAREHOLDER PROPOSAL #3 - ADOPTSIMPLE MAJORITY VOTE (PAGE 72 OFPROXY STATEMENT)	Against	Issuer	Against	With

WALGREEN

Ticker Symbol:WAG	Cusip Number:931422-109
Record Date: 11/12/2012	Meeting Date: 1/9/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A.	ELECTION OF DIRECTOR: JANICE M. BABIAK	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: DAVID J. BRAILER	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: STEVEN A. DAVIS	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: WILLIAM C. FOOTE	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: MARK P. FRISSORA	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: GINGER L. GRAHAM	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: ALAN G. MCNALLY	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: DOMINIC P. MURPHY	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: STEFANO PESSINA	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: NANCY M. SCHLICHTING	For	Issuer	For	With
1K	ELECTION OF DIRECTOR: ALEJANDRO SILVA	For	Issuer	For	With
1L	ELECTION OF DIRECTOR: JAMES A. SKINNER	For	Issuer	For	With
1M	ELECTION OF DIRECTOR: GREGORY D. WASSON	For	Issuer	For	With
2	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	For	Issuer	For	With
3	APPROVAL OF THE WALGREEN CO. 2013 OMNIBUS INCENTIVE PLAN.	For	Issuer	For	With
4	RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS WALGREEN CO.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
5	SHAREHOLDER PROPOSAL ON A POLICY REGARDING ACCELERATED VESTING OF EQUITY AWARDS OF SENIOR EXECUTIVES UPON A CHANGE IN CONTROL.	Against	Stockholder	Against	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

* Bashar Qasem

President and Treasurer

Date: August 9, 2013

*Print the name and title of each signing officer under his or her signature.